Consolidated Statements of Comprehensive (Loss) Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 05, 2013	Oct. 06, 2012	Oct. 05, 2013	Oct. 06, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Share-based compensation expense included in administrative expenses	$ 0	$ 264	$ 3,826	$ 880	$ 1,451	$ 1,140	$ 715